Commitments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Commitments [Line Items]
Bank guarantee amount (in Euro)		€ 150,000,000
Israeli Ministry of Energy [Member]
Commitments [Line Items]
Royalty expense percentage			5.00%	5.00%
Grants received rate			100.00%	100.00%
Suzhou Eco Wave Power Technology Co. Ltd [Member]
Commitments [Line Items]
Ownership percentage		10.00%
Agreement amount			$ (570)	¥ 3,977
Net proceeds percentage		3.00%
Annual interest percentage		5.00%
Agreement years		10 years
Changshu Shirat Enterprises Management Co., Ltd. [Member]
Commitments [Line Items]
Net proceeds percentage		5.00%
Non-adjusting events after reporting period [Member]
Commitments [Line Items]
Bank guarantee amount (in Euro)	€ 150,000